Summary of the Stock-based Compensation Plan (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2011 Year
Weighted-average exercise price
Exercisable at end of fiscal year	¥ 1
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Number of shares
Outstanding at beginning of fiscal year	9,290,000
Granted during fiscal year	6,808,000
Exercised during fiscal year	3,760,000
Outstanding at end of fiscal year	12,338,000
Exercisable at end of fiscal year	266,000
Weighted-average exercise price
Outstanding at beginning of fiscal year	¥ 1
Granted during fiscal year	¥ 1
Exercised during fiscal year	¥ 1
Outstanding at end of fiscal year	¥ 1
Exercisable at end of fiscal year	¥ 1
Weighted-average remaining contractual term
Outstanding at end of fiscal year	18.91
Exercisable at end of fiscal year	18.96
Aggregate intrinsic value
Outstanding at end of fiscal year	¥ 1,690
Exercisable at end of fiscal year	36
Mizuho Trust & Banking Company Limited
Number of shares
Outstanding at beginning of fiscal year	2,824,000
Granted during fiscal year	2,586,000
Exercised during fiscal year	846,000
Outstanding at end of fiscal year	4,564,000
Weighted-average exercise price
Outstanding at beginning of fiscal year	¥ 1
Granted during fiscal year	¥ 1
Exercised during fiscal year	¥ 1
Outstanding at end of fiscal year	¥ 1
Weighted-average remaining contractual term
Outstanding at end of fiscal year	18.78
Aggregate intrinsic value
Outstanding at end of fiscal year	338
Mizuho Securities Company Limited
Number of shares
Outstanding at beginning of fiscal year	1,199,000
Granted during fiscal year	1,972,000
Exercised during fiscal year	536,000
Forfeited during fiscal year	14,000
Outstanding at end of fiscal year	2,621,000
Weighted-average exercise price
Outstanding at beginning of fiscal year	¥ 1
Granted during fiscal year	¥ 1
Exercised during fiscal year	¥ 1
Forfeited during fiscal year	¥ 1
Outstanding at end of fiscal year	¥ 1
Weighted-average remaining contractual term
Outstanding at end of fiscal year	19.03
Aggregate intrinsic value
Outstanding at end of fiscal year	¥ 577